Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000089421 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089421 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089421 | U.S. Treasury Notes_2.250_11/15/2025
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089421 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089421 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | U.S. Treasury Notes_4.875_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089421 | Aptiv PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089421 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089421 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089421 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089421 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089421 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089421 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089421 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000089421 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089421 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089421 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000089421 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000089421 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000089421 | Beverages
Holdings [Line Items]
Percent of Total Investments	2.00%
C000089421 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089421 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.60%
C000089421 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089421 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000089421 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000089421 | Banks
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089421 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089421 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.30%
C000089421 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.60%
C000089421 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000089421 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000089421 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000089421 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089421 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000089421 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089421 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089421 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089421 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089421 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089421 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089421 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004802 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004802 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004802 | U.S. Treasury Notes_2.250_11/15/2025
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004802 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004802 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | U.S. Treasury Notes_4.875_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004802 | Aptiv PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004802 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004802 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004802 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000004802 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000004802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000004802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000004802 | Beverages
Holdings [Line Items]
Percent of Total Investments	2.00%
C000004802 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000004802 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.60%
C000004802 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.70%
C000004802 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000004802 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000004802 | Banks
Holdings [Line Items]
Percent of Total Investments	4.40%
C000004802 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000004802 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.30%
C000004802 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.60%
C000004802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000004802 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004802 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004802 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004802 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004802 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004802 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004802 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004802 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004802 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004802 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004802 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092338 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092338 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092338 | U.S. Treasury Notes_2.250_11/15/2025
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092338 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092338 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | U.S. Treasury Notes_4.875_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092338 | Aptiv PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092338 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092338 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092338 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092338 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092338 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092338 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000092338 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092338 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092338 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000092338 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000092338 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000092338 | Beverages
Holdings [Line Items]
Percent of Total Investments	2.00%
C000092338 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000092338 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092338 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.70%
C000092338 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092338 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092338 | Banks
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092338 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092338 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.30%
C000092338 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.60%
C000092338 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000092338 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092338 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000092338 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092338 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092338 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092338 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092338 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092338 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092338 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092338 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092338 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002090 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002090 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002090 | U.S. Treasury Notes_2.250_11/15/2025
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002090 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002090 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | U.S. Treasury Notes_4.875_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002090 | Aptiv PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002090 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002090 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002090 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002090 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002090 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002090 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002090 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002090 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002090 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000002090 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002090 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002090 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000002090 | Beverages
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002090 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002090 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002090 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002090 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002090 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002090 | Banks
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002090 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002090 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002090 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.60%
C000002090 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000002090 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000002090 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002090 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002090 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002090 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002090 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002090 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002090 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002090 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002090 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002090 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002089 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002089 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002089 | U.S. Treasury Notes_2.250_11/15/2025
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002089 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002089 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | U.S. Treasury Notes_4.875_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002089 | Aptiv PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002089 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002089 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002089 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002089 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002089 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002089 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002089 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002089 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002089 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000002089 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002089 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002089 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000002089 | Beverages
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002089 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002089 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002089 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002089 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002089 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002089 | Banks
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002089 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002089 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.30%
C000002089 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.60%
C000002089 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000002089 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000002089 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002089 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002089 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002089 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002089 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002089 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002089 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002089 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002089 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002089 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085576 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000085576 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000085576 | U.S. Treasury Notes_2.250_11/15/2025
Holdings [Line Items]
Percent of Total Investments	1.40%
C000085576 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000085576 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | U.S. Treasury Notes_4.875_4/30/2026
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085576 | Aptiv PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085576 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085576 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085576 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085576 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000085576 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000085576 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000085576 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000085576 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000085576 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000085576 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000085576 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000085576 | Beverages
Holdings [Line Items]
Percent of Total Investments	2.00%
C000085576 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000085576 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.60%
C000085576 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	2.70%
C000085576 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085576 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000085576 | Banks
Holdings [Line Items]
Percent of Total Investments	4.40%
C000085576 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000085576 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.30%
C000085576 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	30.60%
C000085576 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000085576 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000085576 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000085576 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000085576 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000085576 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085576 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085576 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085576 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085576 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085576 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085576 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206040 | King Slide Works Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000206040 | Medincell SA__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | HD Hyundai Electric Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | Chenbro Micom Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | Kandenko Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | Kioxia Holdings Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | Taiwan Union Technology Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206040 | Bizlink Holding, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206040 | MPI Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206040 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000206040 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206040 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206040 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206040 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000206040 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206040 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000206040 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206040 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000206040 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000206040 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206040 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000206040 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206039 | King Slide Works Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000206039 | Medincell SA__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | HD Hyundai Electric Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | Chenbro Micom Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | Kandenko Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | Kioxia Holdings Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | Taiwan Union Technology Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206039 | Bizlink Holding, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206039 | MPI Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206039 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000206039 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206039 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206039 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206039 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000206039 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206039 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000206039 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206039 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000206039 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000206039 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206039 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000206039 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206041 | King Slide Works Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000206041 | Medincell SA__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | HD Hyundai Electric Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | Chenbro Micom Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | Kandenko Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | Kioxia Holdings Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | HD Korea Shipbuilding & Offshore Engineering Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | Taiwan Union Technology Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206041 | Bizlink Holding, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206041 | MPI Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000206041 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000206041 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206041 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206041 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206041 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000206041 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206041 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000206041 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206041 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000206041 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000206041 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206041 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000206041 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000167880 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	12.40%
C000167880 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	10.60%
C000167880 | U.S. Treasury Bonds_3.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	7.60%
C000167880 | Federal Home Loan Mortgage Corp._2.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	5.50%
C000167880 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	5.20%
C000167880 | U.S. Treasury Bonds_2.500_5/15/2046
Holdings [Line Items]
Percent of Total Investments	5.10%
C000167880 | U.S. Treasury Notes_1.875_2/15/2032
Holdings [Line Items]
Percent of Total Investments	4.50%
C000167880 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167880 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167880 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.30%
C000167880 | Electric
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167880 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	48.80%
C000167880 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	47.70%
C000167880 | Media
Holdings [Line Items]
Percent of Total Investments	1.60%
C000167880 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000167880 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167880 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000167879 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	12.40%
C000167879 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	10.60%
C000167879 | U.S. Treasury Bonds_3.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	7.60%
C000167879 | Federal Home Loan Mortgage Corp._2.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	5.50%
C000167879 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	5.20%
C000167879 | U.S. Treasury Bonds_2.500_5/15/2046
Holdings [Line Items]
Percent of Total Investments	5.10%
C000167879 | U.S. Treasury Notes_1.875_2/15/2032
Holdings [Line Items]
Percent of Total Investments	4.50%
C000167879 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167879 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167879 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.30%
C000167879 | Electric
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167879 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	48.80%
C000167879 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	47.70%
C000167879 | Media
Holdings [Line Items]
Percent of Total Investments	1.60%
C000167879 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000167879 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167879 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000211731 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	12.40%
C000211731 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	10.60%
C000211731 | U.S. Treasury Bonds_3.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	7.60%
C000211731 | Federal Home Loan Mortgage Corp._2.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	5.50%
C000211731 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	5.20%
C000211731 | U.S. Treasury Bonds_2.500_5/15/2046
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211731 | U.S. Treasury Notes_1.875_2/15/2032
Holdings [Line Items]
Percent of Total Investments	4.50%
C000211731 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211731 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211731 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211731 | Electric
Holdings [Line Items]
Percent of Total Investments	1.90%
C000211731 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	48.80%
C000211731 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	47.70%
C000211731 | Media
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211731 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000211731 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211731 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000167881 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	12.40%
C000167881 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	10.60%
C000167881 | U.S. Treasury Bonds_3.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	7.60%
C000167881 | Federal Home Loan Mortgage Corp._2.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	5.50%
C000167881 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	5.20%
C000167881 | U.S. Treasury Bonds_2.500_5/15/2046
Holdings [Line Items]
Percent of Total Investments	5.10%
C000167881 | U.S. Treasury Notes_1.875_2/15/2032
Holdings [Line Items]
Percent of Total Investments	4.50%
C000167881 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167881 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167881 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.30%
C000167881 | Electric
Holdings [Line Items]
Percent of Total Investments	1.90%
C000167881 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	48.80%
C000167881 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	47.70%
C000167881 | Media
Holdings [Line Items]
Percent of Total Investments	1.60%
C000167881 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000167881 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167881 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000089428 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089428 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089428 | Alstom SA__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089428 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089428 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089428 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089428 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089428 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089428 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089428 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089428 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089428 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089428 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000089428 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089428 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089428 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000089428 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089428 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000089428 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000089428 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000089428 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000089428 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000089428 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089428 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000089428 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089428 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004786 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000004786 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000004786 | Alstom SA__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000004786 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004786 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004786 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004786 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004786 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004786 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004786 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004786 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004786 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004786 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004786 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004786 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000004786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000004786 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004786 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004786 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000004786 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004786 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092345 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092345 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000092345 | Alstom SA__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092345 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092345 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092345 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092345 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092345 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092345 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092345 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092345 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092345 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092345 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092345 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092345 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092345 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000092345 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000092345 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000092345 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000092345 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000092345 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000092345 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092345 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000092345 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092345 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004785 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000004785 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000004785 | Alstom SA__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000004785 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004785 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004785 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004785 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004785 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004785 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004785 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004785 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004785 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000004785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000004785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004785 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004785 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000004785 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004785 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004784 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000004784 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000004784 | Alstom SA__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000004784 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004784 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004784 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004784 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004784 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004784 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004784 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004784 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004784 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004784 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004784 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004784 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004784 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004784 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004784 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000004784 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004784 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004784 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000004784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004784 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004784 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000004784 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004784 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185593 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000185593 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000185593 | Alstom SA__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000185593 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000185593 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000185593 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000185593 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000185593 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185593 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185593 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185593 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185593 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000185593 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000185593 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000185593 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000185593 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000185593 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000185593 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000185593 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000185593 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000185593 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000185593 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000185593 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000185593 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000185593 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185593 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000079124 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000079124 | AstraZeneca PLC__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000079124 | Alstom SA__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079124 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079124 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079124 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000079124 | Kering SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079124 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079124 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079124 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079124 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000079124 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079124 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000079124 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000079124 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000079124 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079124 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079124 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000079124 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000079124 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000079124 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000079124 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000079124 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079124 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000079124 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079124 | AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089422 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089422 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | American Express Co.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089422 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089422 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089422 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089422 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089422 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000089422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000089422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000089422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000089422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000089422 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000089422 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089422 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089422 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004803 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000004803 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | American Express Co.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004803 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004803 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000004803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000004803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000004803 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000004803 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004803 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004803 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092339 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092339 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | American Express Co.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092339 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092339 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092339 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092339 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092339 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092339 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000092339 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000092339 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000092339 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000092339 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000092339 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000092339 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092339 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092339 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002970 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002970 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | American Express Co.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002970 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002970 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002970 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002970 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002970 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002970 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002970 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000002970 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000002970 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002970 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000002970 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000002970 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002970 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002970 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002969 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002969 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | American Express Co.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002969 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002969 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002969 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002969 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002969 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002969 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002969 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000002969 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000002969 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002969 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000002969 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000002969 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002969 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002969 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185590 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000185590 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | American Express Co.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000185590 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185590 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000185590 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185590 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000185590 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000185590 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000185590 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000185590 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000185590 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000185590 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000185590 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000185590 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185590 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185590 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000079122 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079122 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | Carnival Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | American Express Co.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000079122 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079122 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000079122 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079122 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079122 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079122 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000079122 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000079122 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000079122 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000079122 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000079122 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000079122 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079122 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079122 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089424 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089424 | EnerSys__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089424 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089424 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089424 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089424 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089424 | Lumentum Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089424 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089424 | Seacoast Banking Corp. of Florida__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089424 | Tower Semiconductor Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089424 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089424 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089424 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089424 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089424 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089424 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000089424 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089424 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000089424 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089424 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000089424 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000089424 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000089424 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089424 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089424 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004770 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004770 | EnerSys__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004770 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004770 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004770 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004770 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004770 | Lumentum Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004770 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004770 | Seacoast Banking Corp. of Florida__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004770 | Tower Semiconductor Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004770 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004770 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004770 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004770 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004770 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004770 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004770 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004770 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000004770 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004770 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000004770 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000004770 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000004770 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004770 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004770 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092341 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092341 | EnerSys__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092341 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092341 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092341 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092341 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092341 | Lumentum Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092341 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092341 | Seacoast Banking Corp. of Florida__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092341 | Tower Semiconductor Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092341 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092341 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092341 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092341 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092341 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092341 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000092341 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000092341 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000092341 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092341 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000092341 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000092341 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000092341 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092341 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092341 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004769 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004769 | EnerSys__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004769 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004769 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004769 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004769 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004769 | Lumentum Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004769 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004769 | Seacoast Banking Corp. of Florida__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004769 | Tower Semiconductor Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004769 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000004769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000004769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000004769 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000004769 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004769 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004769 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004768 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004768 | EnerSys__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004768 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004768 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004768 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004768 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004768 | Lumentum Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004768 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004768 | Seacoast Banking Corp. of Florida__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000004768 | Tower Semiconductor Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000004768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000004768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000004768 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000004768 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004768 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004768 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000180103 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180103 | EnerSys__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180103 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180103 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180103 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180103 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180103 | Lumentum Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180103 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180103 | Seacoast Banking Corp. of Florida__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000180103 | Tower Semiconductor Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180103 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180103 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000180103 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180103 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180103 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180103 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000180103 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000180103 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000180103 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180103 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000180103 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000180103 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000180103 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180103 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180103 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000079123 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079123 | EnerSys__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000079123 | Standex International Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000079123 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079123 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079123 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079123 | Lumentum Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079123 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079123 | Seacoast Banking Corp. of Florida__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079123 | Tower Semiconductor Ltd.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079123 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000079123 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000079123 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079123 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000079123 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079123 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079123 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000079123 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000079123 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000079123 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000079123 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000079123 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000079123 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079123 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079123 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.80%